Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Taxes - Schedule Of Net Deferred Tax Assets Details
Net operating loss carryover	$ 8,854,900	$ 8,007,900
Depreciation	0	247,900
Related party accrual	179,400	113,400
Capital Loss Carryover	5,500	5,500
Depreciation	(197,200)	0
Valuation allowance	(8,842,600)	(8,374,700)
Net deferred tax asset	0	0
Net deferred tax asset	$ 0	$ 0